Expense Example	Aug. 03, 2026 USD ($)
Leverage Shares 2X Long LITE Daily ETF | Leverage Shares 2X Long LITE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long APP Daily ETF | Leverage Shares 2X Long APP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long TDG Daily ETF | Leverage Shares 2X Long TDG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long DGXX Daily ETF | Leverage Shares 2X Long DGXX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long STRL Daily ETF | Leverage Shares 2X Long STRL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long KEEL Daily ETF | Leverage Shares 2X Long KEEL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long OUST Daily ETF | Leverage Shares 2X Long OUST Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long KOPN Daily ETF | Leverage Shares 2X Long KOPN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long MXL Daily ETF | Leverage Shares 2X Long MXL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long NVMI Daily ETF | Leverage Shares 2X Long NVMI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long SEDG Daily ETF | Leverage Shares 2X Long SEDG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long NEE Daily ETF | Leverage Shares 2X Long NEE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long MRAM Daily ETF | Leverage Shares 2X Long MRAM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long SIMO Daily ETF | Leverage Shares 2X Long SIMO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long TE Daily ETF | Leverage Shares 2X Long TE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long SIDU Daily ETF | Leverage Shares 2X Long SIDU Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long UMC Daily ETF | Leverage Shares 2X Long UMC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long PURR Daily ETF | Leverage Shares 2X Long PURR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	$ 315